BIOLOGICAL ASSETS - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Roll-forward of biological assets
Opening balance	R$ 12,248,732	R$ 11,161,210
Additions	4,957,380	3,807,608
Depletions	(3,665,057)	(3,189,726)
Transfers		23,471
Gain on fair value adjustment	1,199,759	763,091	R$ 466,484
Disposals	(82,331)	(211,433)
Other write-offs	(26,297)	(105,489)
Closing balance	R$ 14,632,186	R$ 12,248,732	R$ 11,161,210
Effective area of forest from the year of planting	3 years	3 years
Minimum
Roll-forward of biological assets
Average cycle of forest formation	6 years	6 years
Maximum
Roll-forward of biological assets
Average cycle of forest formation	7 years	7 years